Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Dates
31-May-2024
Actual/360 Days
33
30/360 Days
30
17-Jun-2024
15-Jun-2024
Collection Period No.
17
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-May-2024
13-Jun-2024
14-Jun-2024
17-Jun-2024
15-May-2024
15-May-2024
Summary
Beginning
Balance
0.00
161,702,827.52
657,500,000.00
118,600,000.00
Principal
Payment
0.00
46,207,465.79
0.00
0.00
Ending
Balance
0.00
115,495,361.73
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
70.277515
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.175658
1.000000
1.000000
937,802,827.52
891,595,361.73
46,207,465.79
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
985,728,535.01
98,864,943.80
1,084,593,478.81
47,925,707.49
939,521,069.22
94,058,193.62
1,033,579,262.84
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
685,889.49
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
1.043178
3.758333
3.591667
Interest & Principal
Payment
0.00
46,893,355.28
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
71.320692
3.758333
3.591667
$49,790,431.12
T
otal
$3,582,965.33

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
53,960,21
1.82
0.00
53,960,21
1.82
47,394,660.47
4,529,419.42
909,499.29
898,396.16
0.00
0.00
228,236.48
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
903,827.90
0.00
0.00
3,582,965.33
0.00
0.00
46,207,465.79
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
53,960,21
1.82
3,265,952.80
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
903,827.90
0.00
0.00
0.00
903,827.90
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,582,965.33
0.00
685,889.49
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
3,582,965.33
0.00
685,889.49
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,582,965.33
3,582,965.33
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
46,207,465.79
0.00
0.00
0.00
46,207,465.79
Aggregate Principal Distributabl
e
Amount
46,207,465.79
46,207,465.79
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
20,299.09
207,937.39
228,236.48
4,792,570.75
0.00
20,299.09
20,299.09
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Pool Statistics
Pool Data
5.03%
38.80
30.37
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,084,593,478.81
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,033,579,262.84
36,561
37,528
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
30,265,223.85
17,129,436.62
0.00
3,619,555.50
Pool Factor
48.81%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
36,561
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.22%
1.21%
0.45%
0.12%
100.00%
1,015,193,088.89
12,503,900.28
4,612,990.49
1,269,283.18
1,033,579,262.84
36,141
302
89
29
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.569%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
17,989.35
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.619%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
21,893,035.02
1,846,146.99
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
88
1,217
Losses
(1)
Amount
3,619,555.50
901,029.57
872,378.94
Number of Receivables
Number of Receivables
Amount
49,872,721.75
17,592,095.12
10,387,591.61
Current
Cumulative
1.034%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
2.092%
Prior Collection Period
2.053 % Second Prior
Collection
Period
0.551
%
Third
Prior
Collection
Period
1.780%